SUPPLEMENT DATED NOVEMBER 28, 2017

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2017 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. Unless otherwise noted, the changes within this supplement apply to Pacific FundsSM Portfolio Optimization Conservative, Pacific FundsSM Portfolio Optimization Moderate-Conservative, Pacific FundsSM Portfolio Optimization Moderate, Pacific FundsSM Portfolio Optimization Growth and Pacific FundsSM Portfolio Optimization Aggressive-Growth (the “Portfolio Optimization Funds”) and will be effective on or about January 31, 2018. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

As further described below, Pacific Life Fund Advisors LLC, the investment adviser to the Trust (“PLFA”), intends to allocate the Portfolio Optimization Funds’ assets away from certain Underlying Funds and invest those assets instead in one or both of two newly created Underlying Funds. These new Underlying Funds seek to obtain broad-based market exposure principally through the use of total return swap transactions. This change is expected to lower the Portfolio Optimization Funds’ net expenses. PLFA believes that the Portfolio Optimization Funds can achieve similar returns with lower expenses by investing in the new Underlying Funds in place of certain Underlying Funds.

New Underlying Funds

Two new Underlying Funds will be added as investment options for the Portfolio Optimization Funds: the PF Multi-Asset Fund and PF Multi-Fixed Income Fund (each a “Multi-Asset Fund” and together, the “Multi-Asset Funds”). The Multi-Asset Funds are intended to provide the Portfolio Optimization Funds with the ability to obtain exposure to certain broad asset class categories (or “market segments”) by using derivatives, principally total return swap agreements, at a lower cost than by investing in certain actively managed Underlying Funds that invest principally in securities of companies within these same market segments (the existing structure). By investing in the Multi-Asset Funds to obtain exposure to the desired market segments, and by actively allocating the Multi-Asset Funds’ investments in these market segments based on PLFA’s investment views, PLFA believes that the Portfolio Optimization Funds can achieve similar returns, at a lower cost, than by investing in the current Underlying Funds. Investing in the Multi-Asset Funds may also allow the Portfolio Optimization Funds to experience lower transaction costs when rebalancing their portfolios because PLFA will be able to adjust a Portfolio Optimization Fund’s market segment exposures through the use of swap transactions by the Multi-Asset Funds rather than by adjusting allocations to Underlying Funds. This is expected to reduce the purchases and sales of Underlying Fund shares by the Portfolio Optimization Funds and the purchases and sales of portfolio securities by the Underlying Funds.

Transitioning into the Multi-Asset Funds and out of Certain Underlying Funds

Once the PF Multi-Asset Fund has commenced operations on or about January 31, 2018, PLFA expects to redeem and reduce, and in some instances eliminate, the Portfolio Optimization Funds’ investments in certain existing Underlying Funds and invest those assets in the PF Multi-Asset Fund over a period of several months. It is anticipated that Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Portfolio Optimization Aggressive-Growth will each have a sizeable allocation to the PF Multi-Asset Fund (in excess of 25% of the applicable Portfolio Optimization Fund’s total assets).

The PF Multi-Fixed Income Fund may commence operations at a later date. At that time, PLFA may determine to allocate a portion of the Portfolio Optimization Funds’ assets away from certain existing Underlying Funds to the PF Multi-Fixed Income Fund, especially Pacific Funds Portfolio Optimization Conservative and Pacific Funds Portfolio Optimization Moderate-Conservative.

The percentages allocated by each Portfolio Optimization Fund to the two Multi-Asset Funds and the timing of those allocations will differ based on the Portfolio Optimization Fund’s specific risk/return profile and investment goal, as well as PLFA’s assessment of current and future market conditions. After the allocations to the Multi-Asset Funds are completed, the Portfolio Optimization Funds expect to remain broadly diversified with investment in approximately 18-22 actively managed Underlying Funds which engage in individual investment selection, though subsequent allocations are subject to PLFA’s investment views.

The Multi-Asset Funds’ investment strategies

The PF Multi-Asset Fund will enter into total return swap agreements to gain exposure to the large-capitalization and mid-capitalization market segments of the U.S. and developed non-U.S. equity markets, including growth and value styles. The PF Multi-Fixed Income Fund will enter into total return swap agreements to gain exposure to the market segments representing the broad U.S. investment grade bond and U.S. inflation-indexed debt securities markets, including U.S. Treasury Inflation Protected Securities. While PLFA currently believes the likelihood is low that it will use other instruments in place of the total return swaps, PLFA may purchase or sell futures or exchange-traded funds (or total return swaps on exchange-traded funds) as an alternative to the total return swaps if it determines that such instruments should be used to obtain these exposures.

PLFA allocates each Multi-Asset Fund’s assets among the abovementioned market segments based on its investment views, which take into account various factors that span across different time horizons. In determining the market outlook for each market segment across these factors, PLFA employs a combination of fundamental and quantitative research. Fundamental research covers macroeconomic, geopolitical, and asset-class specific topics. Quantitative research forms the basis for models that analyze a diverse array of economic and market data to produce actionable investment views. PLFA may increase or decrease a Fund’s exposure to a market segment in order to seek to capture upside opportunities, mitigate risk from disruptive market events, or for other reasons consistent with the Fund’s investment goal.

A significant portion of each Multi-Asset Fund’s assets serves as collateral for the Fund’s derivative positions. The collateral is managed by Pacific Asset Management and will normally be invested in investment grade debt securities, including corporate debt, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities, and cash and cash equivalents. These holdings may earn some income for the Fund. Under normal circumstances, the derivatives collateral for each Fund is expected to maintain an average credit quality of A+ by Standard & Poor’s or of equivalent rating by Moody’s or Fitch and a weighted average duration between 1 and 2.75 years.

Please refer to the Multi-Asset Funds’ prospectus for additional information regarding the Funds’ principal investment strategies and risks.

No change to the Portfolio Optimization Funds’ investment goals or asset allocation process

PLFA will continue to actively manage the Portfolio Optimization Funds by investing in different market segments through various Underlying Funds, including the Multi-Asset Funds, to meet the existing investment goals of the Portfolio Optimization Funds. This includes increasing, decreasing or eliminating a Portfolio Optimization Fund’s exposure to a market segment or to a particular Underlying Fund, or changing allocations among all the Underlying Funds, based on various factors PLFA considers in making investment decisions for the Funds. PLFA will continue to use its proprietary multi-step process involving asset allocation, portfolio construction and investment risk management to position, rotate and adjust each Portfolio Optimization Fund’s positions among market segments.

Total Annual Fund Operating Expenses

The Total Annual Fund Operating Expenses after Expense Reimbursement for each Portfolio Optimization Fund are expected to decrease upon completion of the allocation of the Funds’ investments to the PF Multi-Asset Fund, as described in the following table. The revised Annual Fund Operating Expenses tables are shown further below in this supplement. The tables do not reflect any changes in expenses to the Portfolio Optimization Funds that may occur in connection with any future investment in the PF Multi-Fixed Income Fund because this Fund may commence operations at a later date. Further expense changes, if any, will be reflected in a subsequent prospectus supplement or update.

Total Annual Fund Operating Expenses after Expense Reimbursement (%) Before/After Allocation to the PF Multi-Asset Fund*	Pacific Funds Portfolio Optimization Conservative	Pacific Funds Portfolio Optimization Moderate- Conservative	Pacific Funds Portfolio Optimization Moderate	Pacific Funds Portfolio Optimization Growth	Pacific Funds Portfolio Optimization Aggressive- Growth
Class A (before)	1.27%	1.31%	1.36%	1.41%	1.44%
Class A (after)	1.24%	1.24%	1.26%	1.28%	1.31%
Class A decrease	(0.03%)	(0.07%)	(0.10%)	(0.13%)	(0.13%)
Class B (before)	2.02%	2.06%	2.11%	2.16%	2.19%
Class B (after)	1.99%	1.99%	2.01%	2.03%	2.06%
Class B decrease	(0.03%)	(0.07%)	(0.10%)	(0.13%)	(0.13%)
Class C (before)	2.02%	2.06%	2.11%	2.16%	2.19%
Class C (after)	1.99%	1.99%	2.01%	2.03%	2.06%
Class C decrease	(0.03%)	(0.07%)	(0.10%)	(0.13%)	(0.13%)
Class R (before)	1.52%	1.56%	1.61%	1.66%	1.69%
Class R (after)	1.49%	1.49%	1.51%	1.53%	1.56%
Class R decrease	(0.03%)	(0.07%)	(0.10%)	(0.13%)	(0.13%)
Advisor Class (before)	1.02%	1.06%	1.11%	1.16%	1.19%
Advisor Class (after)	0.99%	0.99%	1.01%	1.03%	1.06%
Advisor Class decrease	(0.03%)	(0.07%)	(0.10%)	(0.13%)	(0.13%)

*	The expenses shown “After Allocation to the PF Multi-Asset Fund” are based on estimated expenses of the PF Multi-Asset Fund and do not reflect any changes in expenses that may occur in connection with any future investment in the PF Multi-Fixed Income Fund.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Funds – Effective upon the allocations to the PF Multi-Asset Fund being completed as discussed herein, the Annual Fund Operating Expenses tables and Examples tables are replaced with the tables below.

Pacific Funds Portfolio Optimization Conservative

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R	Advisor
Management Fee	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses[1]	0.64%	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.32%	2.07%	2.07%	1.57%	1.07%
Less Expense Reimbursement[2]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.24%	1.99%	1.99%	1.49%	0.99%

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2018, and 0.30% from 8/1/2018 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that such recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R	Advisor
1 year	$669	$702	$302	$152	$101
3 years	$938	$1,041	$641	$488	$332
5 years	$1,226	$1,306	$1,106	$848	$582
10 years	$2,046	$2,202	$2,394	$1,861	$1,298

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R	Advisor
1 year	$669	$202	$202	$152	$101
3 years	$938	$641	$641	$488	$332
5 years	$1,226	$1,106	$1,106	$848	$582
10 years	$2,046	$2,202	$2,394	$1,861	$1,298

Pacific Funds Portfolio Optimization Moderate-Conservative

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R	Advisor
Management Fee	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses[1]	0.64%	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.31%	2.06%	2.06%	1.56%	1.06%
Less Expense Reimbursement[2]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.24%	1.99%	1.99%	1.49%	0.99%

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2018, and 0.30% from 8/1/2018 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that such recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R	Advisor
1 year	$669	$702	$302	$152	$101
3 years	$936	$1,039	$639	$486	$330
5 years	$1,222	$1,302	$1,102	$843	$578
10 years	$2,036	$2,192	$2,384	$1,851	$1,288

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R	Advisor
1 year	$669	$202	$202	$152	$101
3 years	$936	$639	$639	$486	$330
5 years	$1,222	$1,102	$1,102	$843	$578
10 years	$2,036	$2,192	$2,384	$1,851	$1,288

Pacific Funds Portfolio Optimization Moderate

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R	Advisor
Management Fee	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses[1]	0.66%	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	1.32%	2.07%	2.07%	1.57%	1.07%
Less Expense Reimbursement[2]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.26%	2.01%	2.01%	1.51%	1.01%

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2018, and 0.30% from 8/1/2018 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that such recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R	Advisor
1 year	$671	$704	$304	$154	$103
3 years	$940	$1,043	$643	$490	$334
5 years	$1,228	$1,308	$1,108	$849	$584
10 years	$2,048	$2,203	$2,395	$1,862	$1,300

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R	Advisor
1 year	$671	$204	$204	$154	$103
3 years	$940	$643	$643	$490	$334
5 years	$1,228	$1,108	$1,108	$849	$584
10 years	$2,048	$2,203	$2,395	$1,862	$1,300

Pacific Funds Portfolio Optimization Growth

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R	Advisor
Management Fee	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses[1]	0.68%	0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	1.35%	2.10%	2.10%	1.60%	1.10%
Less Expense Reimbursement[2]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.28%	2.03%	2.03%	1.53%	1.03%

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2018, and 0.30% from 8/1/2018 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that such recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R	Advisor
1 year	$673	$706	$306	$156	$105
3 years	$948	$1,051	$651	$498	$343
5 years	$1,242	$1,322	$1,122	$864	$599
10 years	$2,079	$2,234	$2,426	$1,894	$1,334

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R	Advisor
1 year	$673	$206	$206	$156	$105
3 years	$948	$651	$651	$498	$343
5 years	$1,242	$1,122	$1,122	$864	$599
10 years	$2,079	$2,234	$2,426	$1,894	$1,334

Pacific Funds Portfolio Optimization Aggressive-Growth

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R	Advisor
Management Fee	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses[1]	0.71%	0.71%	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	1.39%	2.14%	2.14%	1.64%	1.14%
Less Expense Reimbursement[2]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.31%	2.06%	2.06%	1.56%	1.06%

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2018, and 0.30% from 8/1/2018 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that such recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R	Advisor
1 year	$676	$709	$309	$159	$108
3 years	$958	$1,062	$662	$509	$354
5 years	$1,261	$1,342	$1,142	$884	$620
10 years	$2,120	$2,275	$2,466	$1,937	$1,379

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R	Advisor
1 year	$676	$209	$209	$159	$108
3 years	$958	$662	$662	$509	$354
5 years	$1,261	$1,142	$1,142	$884	$620
10 years	$2,120	$2,275	$2,466	$1,937	$1,379

Pacific Funds Portfolio Optimization Conservative – Sector Risk is deleted from and the following risk is added to the Principal Risks from Holdings in Underlying Funds subsection:

•	Growth Companies Risk: The PF Multi-Asset Fund’s use of derivatives to gain exposure to the growth investment style subjects it to this risk. Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

Pacific Funds Portfolio Optimization Moderate-Conservative – Sector Risk is deleted from the Principal Risks from Holdings in Underlying Funds subsection.

Pacific Funds Portfolio Optimization Aggressive-Growth – Forward Commitments Risk is deleted from and the following risks are added to the Principal Risks from Holdings in Underlying Funds subsection:

•	Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce an Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

•	Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

•	Interest Rate Risk: The value of fixed income investments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

•	Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.

•	Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular foreign currency, or in a “basket” of securities representing a certain index, or at a specific interest rate. As a derivative, it is subject to derivatives risk, including counterparty risk.

•	U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Portfolio Optimization Funds – The third to last paragraph in the Principal Investment Strategies subsection is replaced with the following:

Effective January 31, 2018, the Underlying Funds in which each of the Portfolio Optimization Funds may invest are:

•	Pacific Funds Core Income
•	Pacific Funds Floating Rate Income
•	Pacific Funds High Income
•	Pacific Funds Small-Cap Growth
•	PF Inflation Managed Fund
•	PF Managed Bond Fund
•	PF Multi-Fixed Income Fund*
•	PF Short Duration Bond Fund
•	PF Emerging Markets Debt Fund
•	PF Comstock Fund
•	PF Developing Growth Fund
•	PF Growth Fund
•	PF Large-Cap Growth Fund
•	PF Large-Cap Value Fund
•	PF Main Street® Core Fund
•	PF Mid-Cap Equity Fund
•	PF Mid-Cap Growth Fund**
•	PF Mid-Cap Value Fund
•	PF Multi-Asset Fund
•	PF Small-Cap Value Fund
•	PF Emerging Markets Fund
•	PF International Large-Cap Fund
•	PF International Small-Cap Fund
•	PF International Value Fund
•	PF Real Estate Fund
•	PF Currency Strategies Fund
•	PF Equity Long/Short Fund
•	PF Global Absolute Return Fund

*	Upon commencement of operations.
**	It is expected that all of the Portfolio Optimization Funds’ assets in this Fund will be redeemed. Once the Portfolio Optimization Funds’ assets have been completely redeemed from this Fund, the Portfolio Optimization Funds are not expected to reinvest in the Fund. The Portfolio Optimization Funds are the only shareholders in this Fund. PLFA may add or remove Underlying Funds as it deems appropriate to meet a Portfolio Optimization Fund’s investment goal at any time without shareholder notice.

Pacific Funds Portfolio Optimization Conservative – Sector Risk is deleted from and Growth Companies Risk is added to the bullet point list in the Principal Risks from Holdings in Underlying Funds subsection.

Pacific Funds Portfolio Optimization Moderate-Conservative – Sector Risk is deleted from the bullet point list in the Principal Risks from Holdings in Underlying Funds subsection.

Pacific Funds Portfolio Optimization Aggressive-Growth – Forward Commitments Risk is deleted from and the following risks are added to the bullet point list in the Principal Risks from Holdings in Underlying Funds subsection:

•	Credit Risk

•	Debt Securities Risk

•	Interest Rate Risk

•	Mortgage-Related and Other Asset-Backed Securities Risk

•	Swap Agreements Risk

•	U.S. Government Securities Risk

All Funds – In the Additional Risk Information subsection, the last sentence of Liquidity Risk is deleted as of the date of this supplement.

Form No.	PFSUP1117

SUPPLEMENT DATED NOVEMBER 28, 2017

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS P SHARES

This supplement revises the Pacific Funds Class P shares prospectus dated August 1, 2017 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PF Currency Strategies Fund – In the Management subsection, information regarding Dr. Ivan Petej is deleted.

Disclosure Changes to the Additional Information About Principal Investment Strategies

and Principal Risks section

In the Additional Risk Information subsection, the last sentence of Liquidity Risk is deleted.

Disclosure Changes to the About Management section

In the table for Principal Global Investors, LLC, doing business as Macro Currency Group, information regarding Dr. Ivan Petej is deleted.

SUPPLEMENT DATED NOVEMBER 28, 2017

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS S AND P SHARES

This supplement revises the Pacific Funds Class S and P shares prospectus dated August 1, 2017 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Additional Information About Principal Investment Strategies

and Principal Risks section

In the Additional Risk Information subsection, the last sentence of Liquidity Risk is deleted.

SUPPLEMENT DATED NOVEMBER 28, 2017

TO THE PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

Dated November 28, 2017 for the PF Multi-Asset Fund and PF Multi-Fixed Income Fund

and Dated August 1, 2017 for all other Funds

This supplement revises the Pacific Funds Statement of Additional Information dated November 28, 2017 for the PF Multi-Asset Fund and PF Multi-Fixed Income Fund and dated August 1, 2017 for all other Funds (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISKS

In the Derivatives section, the following is added after the second sentence of the last paragraph:

For each Fund operating subject to CFTC and NFA regulation, copies of derivatives trading documentation (including trade confirmations/acknowledgements, purchase and sale statements, and monthly statements) received from a futures commission merchant, retail foreign exchange dealer or swap dealer are maintained at the offices of the Fund’s sub-adviser. All other records related to a Fund’s derivative investments are maintained at the offices of the Trust’s custodian.

INFORMATION ABOUT THE MANAGERS

In the Management Firms section, the last sentence of the disclosure for Scout Investments, Inc. is deleted and replaced with the following:

Scout is a wholly-owned subsidiary of Carillon Tower Advisers, Inc., an SEC registered investment adviser and wholly-owned subsidiary of Raymond James Financial, Inc. Prior to November 17, 2017, Scout was a wholly-owned subsidiary of UMB Financial Corporation.

In the Compensation Structures and Methods section, in the disclosure for PLFA/Pacific Asset Management, the fourth sentence of the paragraph under “Long-Term Incentive Bonus: PLFA portfolio managers (Portfolio Optimization Funds, Pacific Funds Diversified Alternatives, PF Multi-Asset Fund and PF Multi-Fixed Income Fund)” is deleted and replaced with the following:

The peer group category for comparison purposes with respect to measuring the performance of the portfolio managers of Pacific Funds Portfolio Optimization Conservative is Morningstar U.S. Fund Allocation – 15% to 30% Equity; for Pacific Funds Portfolio Optimization Moderate-Conservative is Morningstar U.S. Fund Allocation – 30% to 50% Equity; for Pacific Funds Portfolio Optimization Moderate is Morningstar U.S. Fund Allocation – 50% to 70% Equity; for Pacific Funds Portfolio Optimization Growth is Morningstar U.S. Fund Allocation – 70% to 85% Equity; and for Pacific Funds Portfolio Optimization Aggressive-Growth is Morningstar U.S. Fund Allocation – 85%+ Equity.

In the Other Accounts Managed section, all information regarding Dr. Ivan Petej is deleted from MCG’s portion of the table.